Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.57%
Brazil: 4.61%
Ambev SA ADR (Consumer staples, Beverages)	8,582,106	$15,876,896
Atacadao SA (Consumer staples, Consumer staples distribution & retail)	9,127,000	9,667,291
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	22,605,515	43,284,317
Banco Bradesco SA ADR (Financials, Banks)	3,876,276	8,178,942
Cia Brasileira de Aluminio (Materials, Metals & mining)†	5,132,562	4,777,703
Diagnosticos da America SA Brazil Stock Exchange (Health care, Health care providers & services)†	720,673	229,370
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services)144A†	24,983,516	10,345,584
Localiza Rent a Car SA (Industrials, Ground transportation)	2,314,893	12,227,949
Lojas Renner SA (Consumer discretionary, Specialty retail)	8,089,941	18,895,748
Magazine Luiza SA (Consumer discretionary, Broadline retail)†	2,259,980	2,884,892
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,796,906	6,887,466
Petroleo Brasileiro SA New York Stock Exchange ADR (Energy, Oil, gas & consumable fuels)	562,079	7,987,143
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	2,201,720	7,945,564
Suzano SA (Materials, Paper & forest products)	646,000	6,894,366
Vale SA Class B ADR (Materials, Metals & mining)	1,750,978	16,266,586
		172,349,817
Chile: 1.94%
Banco Santander Chile ADR (Financials, Banks)	1,190,492	24,297,942
Falabella SA (Consumer discretionary, Broadline retail)	8,611,638	32,613,718
Sociedad Quimica y Minera de Chile SA ADR (Materials, Chemicals)	389,691	15,408,382
		72,320,042
China: 20.81%
Agora, Inc. ADR (Information technology, Software)†	1,174,765	6,566,936
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	3,610,000	44,281,993
Alibaba Group Holding Ltd. New York Stock Exchange ADR (Consumer discretionary, Broadline retail)	830,837	82,119,929
China Literature Ltd. (Communication services, Media)144A†	5,226,168	17,597,751
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	12,373,400	3,540,931
FinVolution Group ADR (Financials, Consumer finance)	812,774	6,209,593
GreenTree Hospitality Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)	2,531,768	6,937,044
Kanzhun Ltd. ADR (Communication services, Interactive media & services)†	1,249,798	18,009,589
Kingdee International Software Group Co. Ltd. (Information technology, Software)†	18,450,000	24,485,849
Li Auto, Inc. Class A (Consumer discretionary, Automobiles)†	1,456,000	17,137,004
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
China(continued)
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	10,265,207	$21,227,609
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	4,134,070	78,681,900
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health care, Health care equipment & supplies)	19,190,600	11,969,650
Tencent Holdings Ltd. (Communication services, Interactive media & services)	3,746,700	197,133,303
Tencent Music Entertainment Group ADR (Communication services, Entertainment)	2,781,402	33,321,196
Trip.com Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)†	686,682	48,184,476
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	4,602,500	28,267,673
Vipshop Holdings Ltd. ADR (Consumer discretionary, Broadline retail)	2,958,967	42,520,356
Want Want China Holdings Ltd. (Consumer staples, Food products)	73,625,800	44,995,617
Weibo Corp. ADR (Communication services, Interactive media & services)	736,212	7,229,602
Wuxi Biologics Cayman, Inc. (Health care, Life sciences tools & services)144A†	1,864,500	4,463,074
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	6,164,300	30,895,815
Zepp Health Corp. ADR (Information technology, Electronic equipment, instruments & components)♠†	609,822	1,707,502
		777,484,392
Colombia: 0.46%
Bancolombia SA ADR (Financials, Banks)	429,100	16,970,905
Hong Kong: 3.79%
AIA Group Ltd. (Financials, Insurance)	7,907,500	55,590,863
Sun Art Retail Group Ltd. (Consumer staples, Consumer staples distribution & retail)	57,455,400	12,566,923
WH Group Ltd. (Consumer staples, Food products)144A	94,288,195	73,553,710
		141,711,496
India: 17.31%
ASK Automotive Ltd. (Consumer discretionary, Automobile components)	2,559,155	13,253,172
Axis Bank Ltd. (Financials, Banks)	3,301,923	37,412,617
Bajaj Finance Ltd. (Financials, Consumer finance)	153,281	13,898,479
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	4,674,052	87,425,801
Dalmia Bharat Ltd. (Materials, Construction materials)	624,658	13,423,379
Fortis Healthcare Ltd. (Health care, Health care providers & services)	3,359,970	24,736,042
HDFC Bank Ltd. (Financials, Banks)	4,244,376	83,076,706
HDFC Bank Ltd. New York Stock Exchange ADR (Financials, Banks)	378,752	22,967,521
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)†	59,479	1,151,966
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
India(continued)
IDFC First Bank Ltd. (Financials, Banks)†	9,124,275	$6,634,142
Infosys Ltd. (Information technology, IT services)	478,102	10,403,171
ITC Hotels Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	1,347,714	2,535,436
ITC Ltd. (Consumer staples, Tobacco)	13,477,139	69,436,182
Kotak Mahindra Bank Ltd. (Financials, Banks)	929,514	20,328,595
Nexus Select Trust (Real estate, Retail REITs)	17,437,066	27,910,177
NTPC Green Energy Ltd. (Utilities, Independent power and renewable electricity producers)†	5,555,604	7,370,377
Reliance Industries Ltd. London Stock Exchange GDR (Energy, Oil, gas & consumable fuels)144A	2,197,274	128,979,984
Reliance Industries Ltd. National Stock Exchange of India (Energy, Oil, gas & consumable fuels)	1,300,000	18,918,716
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	922,345	15,754,051
Tata Consultancy Services Ltd. (Information technology, IT services)	118,196	5,592,861
UltraTech Cement Ltd. (Materials, Construction materials)	268,000	35,440,580
		646,649,955
Indonesia: 4.16%
Astra International Tbk. PT (Industrials, Industrial conglomerates)	118,651,000	34,863,863
Bank Central Asia Tbk. PT (Financials, Banks)	62,747,500	36,247,955
Bank Rakyat Indonesia Persero Tbk. PT (Financials, Banks)	70,292,500	18,151,438
Sumber Alfaria Trijaya Tbk. PT (Consumer staples, Consumer staples distribution & retail)	16,000,000	2,817,178
Telkom Indonesia Persero Tbk. PT (Communication services, Diversified telecommunication services)	256,500,000	41,309,185
Telkom Indonesia Persero Tbk. PT New York Stock Exchange ADR (Communication services, Diversified telecommunication services)	1,377,471	22,067,085
		155,456,704
Luxembourg: 1.75%
Allegro.eu SA (Consumer discretionary, Broadline retail)144A†	1,062,252	7,795,581
InPost SA (Industrials, Air freight & logistics)†	2,604,615	42,610,274
Zabka Group SA (Consumer staples, Consumer staples distribution & retail)†	2,579,196	14,776,991
		65,182,846
Mexico: 4.05%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	2,636,268	36,934,115
Becle SAB de CV (Consumer staples, Beverages)	14,909,921	13,267,973
Cemex SAB de CV ADR (Materials, Construction materials)	3,508,277	20,804,083
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	19,455,150	20,194,975
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	436,600	37,250,712
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Mexico(continued)
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	1,483,566	$10,298,047
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	4,872,900	12,693,714
		151,443,619
Philippines: 0.58%
Ayala Corp. (Industrials, Industrial conglomerates)	837,624	7,797,352
San Miguel Food & Beverage, Inc. (Consumer staples, Food products)	3,495,810	2,987,485
SM Investments Corp. (Industrials, Industrial conglomerates)	812,873	10,829,997
		21,614,834
Russia: 0.00%
Ozon Holdings PLC ADR (Acquired 11-24-2020, cost $2,412,000) (Consumer discretionary, Broadline retail)♦‡†˃«	80,400	0
Sberbank of Russia PJSC (Acquired 8-18-2011, cost $17,232,150) (Financials, Banks)♦†˃	6,000,456	0
		0
Saudi Arabia: 0.43%
Saudi Arabian Oil Co. (Energy, Oil, gas & consumable fuels)144A	2,186,064	16,176,505
Singapore: 2.24%
Grab Holdings Ltd. Class A (Industrials, Ground transportation)†	9,305,105	42,617,381
Sea Ltd. ADR (Communication services, Entertainment)†	337,740	41,133,354
		83,750,735
South Africa: 3.47%
MTN Group Ltd. (Communication services, Wireless telecommunication services)	6,378,543	39,125,905
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	3,601,500	54,974,563
Standard Bank Group Ltd. (Financials, Banks)	2,147,090	25,043,350
Tiger Brands Ltd. (Consumer staples, Food products)	711,933	10,523,233
		129,667,051
South Korea: 11.71%
KT Corp. New York Stock Exchange ADR (Communication services, Diversified telecommunication services)	3,724,713	64,549,276
KT&G Corp. (Consumer staples, Tobacco)	359,091	27,231,142
LG Chem Ltd. (Materials, Chemicals)	91,809	14,890,091
NAVER Corp. (Communication services, Interactive media & services)	284,000	42,056,720
Samsung Electronics Co. Ltd. Korea Exchange (Information technology, Technology hardware, storage & peripherals)	4,335,800	154,847,545
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	505,848	30,867,253
Samsung SDI Co. Ltd. (Information technology, Electronic equipment, instruments & components)	54,375	8,238,782
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	515,500	69,401,552
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
South Korea(continued)
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	466,000	$17,744,893
SK Telecom Co. Ltd. New York Stock Exchange ADR (Communication services, Wireless telecommunication services)	360,000	7,678,800
		437,506,054
Taiwan: 17.01%
104 Corp. (Industrials, Professional services)	1,655,000	11,084,407
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	1,420,000	18,502,650
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	1,640,881	71,061,676
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	2,680,000	21,147,905
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	6,580,224	219,602,377
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	1,256,052	262,916,805
Uni-President Enterprises Corp. (Consumer staples, Food products)	13,132,368	31,180,712
		635,496,532
Thailand: 2.51%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	2,413,539	9,079,165
PTT PCL (Energy, Oil, gas & consumable fuels)	23,259,000	21,699,898
SCB X PCL (Financials, Banks)	6,955,100	25,771,743
Thai Beverage PCL (Consumer staples, Beverages)	94,927,000	37,319,094
		93,869,900
United Arab Emirates: 0.50%
Americana Restaurants International PLC (Consumer discretionary, Hotels, restaurants & leisure)	7,709,454	5,033,132
Talabat Holding PLC (Consumer discretionary, Hotels, restaurants & leisure)†	35,059,230	13,553,888
		18,587,020
United States: 1.24%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†	15,295	29,399,896
Southern Copper Corp. (Materials, Metals & mining)	183,725	16,832,885
		46,232,781
Total common stocks (Cost $2,584,609,091)		3,682,471,188
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 5

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA Series 1 (Energy, Oil & gas services)♦†	6.50%	4-15-2049	$303,000	$0
Total convertible debentures (Cost $160,691)				0

	Dividend rate	Shares
Preferred stocks: 0.55%
Brazil: 0.55%
Gerdau SA (Materials, Metals & mining)	0.05	4,175,900	12,304,652
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.11	1,272,900	8,209,307
Total preferred stocks (Cost $21,517,063)			20,513,959

	Expiration date
Warrants: 0.00%
Brazil: 0.00%
Diagnosticos da America SA (Health care, Health care providers & services)♦†	4-30-2025	71,960	0
Total warrants (Cost $0)			0

		Yield
Short-term investments: 1.58%
Investment companies: 1.58%
Allspring Government Money Market Fund Select Class♠∞		4.32	59,029,521	59,029,521
Total short-term investments (Cost $59,029,521)				59,029,521
Total investments in securities (Cost $2,665,316,366)	100.70%			3,762,014,668
Other assets and liabilities, net	(0.70)			(26,163,962)
Total net assets	100.00%			$3,735,850,706

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original an aggregate cost of $19,644,150), representing 0.00% of its net assets as of period end.

«	This security is on loan pending return from the lending agent.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
6 | Allspring Emerging Markets Equity Fund

Portfolio of investments—January 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Zepp Health Corp. ADR†	$1,957,529	$0	$(3)	$3	$(250,027)	$1,707,502	609,822	$0
Short-term investments
Allspring Government Money Market Fund Select Class	53,915,664	106,231,251	(101,117,394)	0	0	59,029,521	59,029,521	611,692
				$3	$(250,027)	$60,737,023		$611,692

†	Non-income-earning security
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 7

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund, along with other Allspring funds, participated through March 29, 2023, the termination date, in a securities lending program (the “Program”) for Allspring funds. The Fund received cash collateral in connection with its securities lending transactions, which collateral was invested in Securities Lending Cash Investments, LLC, an affiliated non-registered investment company, which was liquidated upon termination of the Program. Effective at the close of business on March 29, 2023, the Fund has one unsettled loan which is fully collateralized by cash and will continue to hold the cash collateral until the security is returned to the Fund.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
8 | Allspring Emerging Markets Equity Fund

Notes to portfolio of investments—January 31, 2025 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$172,349,817	$0	$0	$172,349,817
Chile	39,706,324	32,613,718	0	72,320,042
China	264,775,873	512,708,519	0	777,484,392
Colombia	16,970,905	0	0	16,970,905
Hong Kong	0	141,711,496	0	141,711,496
India	190,915,461	455,734,494	0	646,649,955
Indonesia	24,884,263	130,572,441	0	155,456,704
Luxembourg	0	65,182,846	0	65,182,846
Mexico	151,443,619	0	0	151,443,619
Philippines	0	21,614,834	0	21,614,834
Russia	0	0	0	0
Saudi Arabia	0	16,176,505	0	16,176,505
Singapore	83,750,735	0	0	83,750,735
South Africa	35,566,583	94,100,468	0	129,667,051
South Korea	72,228,076	365,277,978	0	437,506,054
Taiwan	262,916,805	372,579,727	0	635,496,532
Thailand	0	93,869,900	0	93,869,900
United Arab Emirates	13,553,888	5,033,132	0	18,587,020
United States	46,232,781	0	0	46,232,781
Convertible debentures	0	0	0	0
Preferred stocks
Brazil	20,513,959	0	0	20,513,959
Warrants
Brazil	0	0	0	0
Short-term investments
Investment companies	59,029,521	0	0	59,029,521
Total assets	$1,454,838,610	$2,307,176,058	$0	$3,762,014,668
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Markets Equity Fund | 9